Subsequent Events (Details Narrative) (USD $)	6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Issued, Warrants	2,483,334
Debt Instrument, Converted Amount	$ 12,000	$ 0
2013 Stock Option Plan
Date of Issuance	Oct. 06, 2014
Options, Granted	15,500,000
Options, Additional Reserved	30,000,000
Options, Reserved	90,004,800
US Patent
Date of Issuance	Oct. 06, 2014
Common Stock, shares issued	220,792,028
Officer Bonus
Date of Issuance	Oct. 06, 2014
Common Stock, shares issued	8,000,000
Convertible Prom Note #10
Debt Instrument	33,000
Interest Charge	8.00%
Due date	Jul. 06, 2015
Legal Services
Date of Issuance	Oct. 06, 2014
Common Stock, shares issued	4,000,000
Macallan
Date of Issuance	Oct. 07, 2014
Common Stock, shares issued	1,025,641
Common Stock, price per share	$ 0.0195
Common Stock, shares to purchase	4,000,000
Registration Agmt
Date of Issuance	Oct. 29, 2014
Common Stock, shares issued	2,900,000
Common Stock, price per share	$ 0.01724
Common Stock, value	50,000
Note Payable #2
Common Stock, shares issued	648,649
Common Stock, price per share	$ 0.0185
Debt Instrument	37,500
Debt Instrument, Converted Amount	12,000
Debt Instrument, Remaining Principal Balance	13,500
Note Payable #3
Common Stock, shares issued	505,618
Common Stock, price per share	$ 0.0178
Debt Instrument	37,500
Debt Instrument, Converted Amount	9,000
Debt Instrument, Remaining Principal Balance	4,500
Note Payable #4
Common Stock, shares issued	454,545
Common Stock, price per share	$ 0.0132
Debt Instrument	37,500
Debt Instrument, Converted Amount	4,500
Debt Instrument, Remaining Principal Balance	0
Note Payable #5
Common Stock, shares issued	1,250,000
Common Stock, price per share	$ 0.112
Debt Instrument	55,000
Debt Instrument, Converted Amount	15,000
Debt Instrument, Remaining Principal Balance	38,000
Note Payable #6
Common Stock, shares issued	819,672
Common Stock, price per share	$ 0.122
Debt Instrument	55,000
Debt Instrument, Converted Amount	10,000
Debt Instrument, Remaining Principal Balance	28,000
Note Payable #7
Common Stock, shares issued	1,188,119
Common Stock, price per share	$ 0.0101
Debt Instrument	55,000
Debt Instrument, Converted Amount	12,000
Debt Instrument, Remaining Principal Balance	$ 16,000